Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment
6.	PROPERTY AND EQUIPMENT

At December 31, 2019 and December 31, 2018, property and equipment classified under non-current assets held for sale were comprised of the following:

	December 31, 2019	December 31, 2018
Furniture and fixtures (5 to 7 years)	$11,649	$11,661
Machinery and equipment (5 to 7 years)	44,578	36,969
Computer and software (3 to 5 years)	48,219	88,021
Auto and truck (5 to 7 years)	756,138	785,979
Leasehold improvements (life of lease)	34,707	34,788
	895,291	957,418
Less accumulated depreciation	417,053	480,982
	$478,238	$476,436

Depreciation expense for the years ended December 31, 2019 and 2018 was $164,392 and $145,606, respectively and is included in discontinued operations on the income statement.